Collection Period Ended
31-Dec-2013
Principal
Note
Payment
Factor
0.00
0.000000
42,652,305.74
0.168757
0.00
1.000000
0.00
1.000000
42,652,305.74
Interest & Principal
Payment
0.00
42,691,473.52
176,250.00
74,470.83
$42,942,194.35
Net Liquidation Proceeds
33,273.97
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
241,461.50
(3) Interest Distributable Amount Class A Notes
289,888.61
Principal Collections
43,420,203.24
(1) Total Servicing Fee
671,872.66
Interest Collections
1,969,842.40
Nonrecoverable Advances to the Servicer
0.00
Total
$289,888.61
Available Funds
Distributions
Class A-3 Notes
0.470000%
176,250.00
0.391667
0.391667
Class A-4 Notes
0.610000%
74,470.83
0.508333
0.508333
Class A-1 Notes
0.230000%
0.00
0.000000
0.000000
Class A-2 Notes
0.370000%
39,167.78
0.078336
85.382947
Current Overcollateralization Amount
55,803,101.47
3.50%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Initial Overcollateralization Amount
47,874,327.63
3.00%
Target Overcollateralization Amount
55,803,101.47
3.50%
Pool Balance
1,650,866,041.78
806,247,192.15
762,172,403.81
Amount
Percentage
Adjusted Pool Balance
1,594,374,327.63
779,333,740.09
736,681,434.35
Yield Supplement Overcollateralization Amount
56,491,714.15
26,913,452.06
25,490,969.46
Total Note Balance
1,546,500,000.00
723,530,638.62
680,878,332.88
Overcollateralization
47,874,327.63
55,803,101.47
55,803,101.47
Class A-3 Notes
450,000,000.00
450,000,000.00
450,000,000.00
0.000000
Class A-4 Notes
146,500,000.00
146,500,000.00
146,500,000.00
0.000000
Class A-1 Notes
450,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
500,000,000.00
127,030,638.62
84,378,332.88
85.304611
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
30
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Dec-2013
15-Jan-2014
30/360 Days
30
Distribution Date
15-Jan-2014
Interest Period of the Class A-1 Notes (from... to)
16-Dec-2013
15-Jan-2014           Actual/360 Days
Collection Period (from... to)
1-Dec-2013
31-Dec-2013
Determination Date
13-Jan-2014
Record Date
14-Jan-2014
Mercedes-Benz Auto Receivables Trust 2012-1
Investor Report
Amounts in USD
Dates
Collection Period No.
16
45,665,336.14
Reserve Fund Amount - Ending Balance
3,985,935.82
Reserve Fund Deficiency
0.00
plus Net Investment Earnings for the Collection Period
51.03
minus Net Investment Earnings
51.03
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Beginning Balance
3,985,935.82
Aggregate Principal Distributable Amount
42,652,305.74
42,652,305.74
plus top up Reserve Fund up to the Required Amount
0.00
Regular Principal Distributable Amount
42,652,305.74
42,652,305.74
Reserve Fund
Reserve Fund Required Amount
3,985,935.82
289,888.61
289,888.61
0.00
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
74,470.83
74,470.83
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-2 Notes
39,167.78
39,167.78
0.00
thereof on Class A-3 Notes
176,250.00
176,250.00
0.00
Monthly Interest Distributable Amount
289,888.61
289,888.61
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
Total Servicing Fee
671,872.66
671,872.66
0.00
Total Trustee Fee
0.00
0.00
0.00
Total Distribution
Distribution Detail
Due
Paid
Shortfall
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
45,665,336.14
(9) Excess Collections to Certificateholders
2,051,269.13
Investment Earnings
555.03
(6) Regular Principal Distributable Amount
42,652,305.74
Available Collections
45,665,336.14
(7) Additional Servicing Fee and Transition Costs
0.00
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.177%
Principal Net Losses
383,683.51
Cumulative Principal Net Losses
2,929,722.67
Principal Recoveries
237,884.37
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Net Liquidation Proceeds
33,017.22
91-120 Days Delinquent
668,848.53
Total
762,172,403.81
41,503
100.00%
Principal Gross Losses
654,585.10
61-90 Days Delinquent
654,943.77
22
0.09%
26
0.09%
Delinquency Profile *
Amount
31-60 Days Delinquent
3,189,361.07
138
0.42%
47.48
34.67
Percentage
Current
757,659,250.44
41,317
99.41%
Weighted Average Seasoning (months)
13.98
28.82
41,503
Pool Factor
46.17%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
2.93%
2.87%
Weighted Average Number of Remaining Payments
Principal Gross Losses
Pool Balance beginning of Collection Period
806,247,192.15
654,585.10
Pool Balance end of Collection Period
762,172,403.81
Cutoff Date Pool Balance
1,650,866,041.78
Principal Collections attributable to Full Pay-offs
15,745,112.31
Principal Purchase Amounts
0.00
Investment Earnings for the Collection Period
555.03
42,753
Principal Collections
27,675,090.93
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
60,543
Investment Earnings
Net Investment Earnings on the Reserve Fund
51.03
Net Investment Earnings on the Collection Account
504.00